Restructuring - Schedule of Activity in the Restructuring Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 24	$ 0
Restructuring charges	6	45	$ 25
Cash paid for all plans	(17)	(18)
Reversals of expense and other	(6)	1
Restructuring reserve, ending balance	13	24	0
Severance and Related Employee Costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	23	0
Cash paid for all plans	(17)	(16)
Reversals of expense and other	(5)	1
Restructuring reserve, ending balance	12	23	0
Other
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	1	0
Cash paid for all plans	0	(2)
Reversals of expense and other	(1)	0
Restructuring reserve, ending balance	1	1	$ 0
Segment Reorganization
Restructuring Reserve [Roll Forward]
Restructuring charges		16
Segment Reorganization | Severance and Related Employee Costs
Restructuring Reserve [Roll Forward]
Restructuring charges		16
Reversals of expense and other	1
Segment Reorganization | Other
Restructuring Reserve [Roll Forward]
Restructuring charges		0
Global Supply Chain Optimization
Restructuring Reserve [Roll Forward]
Restructuring charges		8
Asset impairment charges		1
Global Supply Chain Optimization | Severance and Related Employee Costs
Restructuring Reserve [Roll Forward]
Restructuring charges		5
Reversals of expense and other	1
Global Supply Chain Optimization | Other
Restructuring Reserve [Roll Forward]
Restructuring charges		3
Technology Organization Consolidation
Restructuring Reserve [Roll Forward]
Restructuring charges		17
Technology Organization Consolidation | Severance and Related Employee Costs
Restructuring Reserve [Roll Forward]
Restructuring charges		17
Reversals of expense and other	4
Technology Organization Consolidation | Other
Restructuring Reserve [Roll Forward]
Restructuring charges		$ 0
Italian Workforce Redundancies | Severance and Related Employee Costs
Restructuring Reserve [Roll Forward]
Restructuring charges	11
Italian Workforce Redundancies | Other
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 0